UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Company 1209 Orange Street Wilmington, DE 19801
with a copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	800-267-7400
Date of fiscal year end:	December 31st
Date of reporting period:	July 1, 2022 to June 30, 2023

Item 1.  Proxy Voting Record.

The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund did not hold any voting securities during the period August 26, 2022, each Fund’s inception date, to June 30, 2023 and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

World Funds Trust

(Registrant)

/s/ Karen Shupe
By	(Signature and Title)
Name:	Karen Shupe
Title:	Principal Executive Officer

Date:  August 30, 2023